RECENT DEVELOPMENTS (Equity Grants to CEO and Directors) (Details) - 2013 Plan [Member] - Subsequent Event [Member] $ in Thousands	Jul. 03, 2018 USD ($) shares
RSUs [Member]
Recent Developments [Line Items]
Compensation cost | $	$ 3,900
RSUs [Member] | First anniversary [Member]
Recent Developments [Line Items]
Percentage of vesting equity	65.00%
RSUs [Member] | Second anniversary [Member]
Recent Developments [Line Items]
Percentage of vesting equity	25.00%
Chief Executive Officer [Member] | Time Vested Restricted Shares Units [Member]
Recent Developments [Line Items]
Non-option equity awards granted	107,290
Chief Executive Officer [Member] | RSUs [Member]
Recent Developments [Line Items]
Non-option equity awards granted	71,527
Vesting period	3 years
Percentage of vesting equity	33.00%
Chairman of the Board of Directors [Member] | Time Vested Restricted Shares Units [Member]
Recent Developments [Line Items]
Non-option equity awards granted	13,755
Vesting period	3 years
Percentage of vesting equity	33.00%
Compensation cost | $	$ 300
Members of Board of Directors [Member] | Time Vested Restricted Shares Units [Member]
Recent Developments [Line Items]
Non-option equity awards granted	3,438
Vesting period	2 years
Compensation cost | $	$ 600
Members of Board of Directors [Member] | Time Vested Restricted Shares Units [Member] | First anniversary [Member]
Recent Developments [Line Items]
Percentage of vesting equity	50.00%
Members of Board of Directors [Member] | Time Vested Restricted Shares Units [Member] | Second anniversary [Member]
Recent Developments [Line Items]
Percentage of vesting equity	50.00%
Addititional Compensation Value [Member] | RSUs [Member]
Recent Developments [Line Items]
Non-option equity awards granted	50,435
Vesting period	3 years
Compensation cost | $	$ 1,100